Commitment and Contingencies	3 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

12.       CONTRACTURAL OBLIGATIONS AND CONTINGENCIES

As of June 30, 2011, CTTC and its majority-owned subsidiary, VVI, have remaining obligations, contingent upon receipt of certain revenue, to repay up to $168,858 and $202,124, respectively, in consideration of grant funding received in 1994 and 1995.  CTTC is also obligated to pay at the rate of 7.5% of its revenue, if any, from transferring rights to certain inventions supported by the grant funds.  VVI is obligated to pay at rates of 1.5% of its net sales of supported products or 15% of its revenue from licensing supported products, if any.  We recognize these obligations when we receive revenue related to the grant funds.  We recognized $33,148 of these obligations during the quarter ended June 30, 2011.

On November 22, 2010, the Company terminated its operating lease and paid the landlord all existing obligations thereto.  The Company then entered into a new, three-year operating lease for new, more appropriately sized office spaces.  The obligations are significantly less that the previous lease, averaging $70,000 per year for the three-year term.  Under the previous lease, rent and utility obligations would have been approximately $300,000 per year for that same period.

In January 2011, the Company entered into a two-year lease effective February 1, 2011 for additional office space for the sales and training staff in Charlotte, NC.  Obligations under this lease average $27, 000 per year for the two-year term.

Carolina Liquid Chemistries Corporation, et al. (Case pending) – On August 29, 2005, we filed a complaint against Carolina Liquid Chemistries Corporation ("Carolina Liquid") in the United States District Court for the District of Colorado, alleging patent infringement of our patent covering homocysteine assays, and seeking monetary damages, punitive damages, attorneys’ fees, court costs and other remuneration at the option of the court.  As we became aware of other infringers, we amended our complaint to add as defendants Catch, Inc. ("Catch") and the Diazyme Laboratories Division of General Atomics ("Diazyme").  On September 6, 2006, Diazyme filed for declaratory judgment in the Southern District of California for a change in venue and a declaration of non-infringement and invalidity.  On September 12, 2006, the District Court in Colorado ruled that both Catch and Diazyme be added as defendants to the Carolina Liquid case.  On October 23, 2006, Diazyme requested the United States Patent and Trademark Office (the "USPTO") to re-evaluate the validity of our patent and this request was granted by the USPTO on December 14, 2006.  On July 30, 2009, the U.S. Patent and Trademark Office’s Board of Patent Appeals and Interferences (BPAI) upheld the homocysteine patent.  In September 2008, the examiner had denied the patent, but that denial was overruled by the BPAI.  While the examiner had appealed that BPAI decision, delaying further action, that appeal was also denied by the BPAI on December 13, 2010.  In June 2011, the examiner once again appealed the BPAI decision, and the status of that appeal pends further action by the USPTO.  In addition to responding to this new appeal, the Company has petitioned the Director of the USPTO to help expedite further action on the case within the USPTO, which was to have been handled with special dispatch according to USPTO requirements for handling reexamination proceedings of patents involved in litigation.  Future action on this case pends final documentation of the BPAI denial from the USPTO, prior to being returned to the U.S. District Court for the District of Colorado.

Employment matters – former employee (Cases pending) – In September 2003, a former employee filed a whistleblower complaint with OSHA alleging that the employee had been terminated for engaging in conduct protected under the Sarbanes Oxley Act of 2002 (SOX).  In February 2005, OSHA found probable cause to support the employee’s complaint and ordered reinstatement and payment of damages.  CTTC filed objections and requested a de novo hearing before an Administrative Law Judge ("ALJ").  Based on evidence submitted at the May 2005 hearing, in October 2005 the ALJ issued a written decision recommending dismissal of the employee’s claim without relief.  The employee then appealed the case to the Administrative Review Board ("ARB").  In March 2008, the ARB issued a decision and order of remand, holding that the ALJ erred in shifting the burden of proof to CTTC based on a mere inference of discrimination and remanding the case to the ALJ for clarification of the judge's analysis under the appropriate burden of proof.  In January 2009, the ALJ ruled in favor of CTTC on the ARB remand.  The employee has now appealed the January 2009 ALJ ruling to the ARB and we await the ARB’s decision. The employee had previously requested reconsideration of the ARB order of remand based on the Board's failure to address the employee's appeal issues; that request was denied by the ARB in October 2008.

In August 2007, the same former employee filed a new SOX whistleblower complaint with OSHA alleging that in April 2007 CTTC and its former general counsel retaliated against the employee for past-protected conduct by refusing to consider the employee's new employer when awarding a consulting contract.  In March 2008, OSHA dismissed the employee’s complaint citing the lack of probable cause.  The employee filed objections and requested de novo review by an ALJ.  In August 2008, the employee gave notice of intent to terminate proceedings before the ALJ and remove the case to federal district court.  In October 2008, the former employee moved to voluntarily dismiss with prejudice the case before the ALJ. We anticipate no further action on this matter.

On September 5, 2008, CTTC filed a complaint in the U.S. District Court for the District of Connecticut against the former employee seeking a declaration that CTTC did not violate SOX as alleged in the employee's 2007 OSHA complaint, and to recover approximately $80,000 that CTTC paid to the employee in compliance with a court order that was subsequently vacated by the U.S. Court of Appeals for the Second Circuit.  On July 1, 2009, the judge ruled in favor of the former employee’s motion to dismiss. The court abstained from ruling on the question of unjust enrichment due to the unresolved questions before the Department of Labor Administrative Review Board.

On December 4, 2008, the former employee filed a complaint with the Department of Labor asking to have the Connecticut case dismissed. On June 1, 2009, the Department dismissed the former employee’s complaint, finding that "there is no reasonable cause to believe that the Respondent (CTTC) violated SOX". We anticipate no further action on this matter.

John B. Nano vs. Competitive Technologies, Inc. (Arbitration) – On September 3, 2010, the Board of Directors of CTTC removed John B. Nano as an Officer of the Corporation, in all capacities, for cause, consisting of violation of his fiduciary duties to the Corporation and violation of the CTTC Corporate Code of Conduct.  On September 13, 2010, the Board of Directors also removed John B. Nano as a Director of the Corporation, in all capacities, for cause, consisting of violation of his fiduciary duties to the Corporation and violation of the CTTC Corporate Code of Conduct. Details of these actions are outlined in Form 8-K filings with the SEC on September 13, 2010, and September 17, 2010.  Mr. Nano was previously the Chairman of the Board of Directors, President and Chief Executive Officer of CTTC.

On September 13, 2010, Mr. Nano brought an arbitration claim to the American Arbitration Association against CTTC.  Mr. Nano's employment contract with the Company had called for arbitration, which Mr. Nano has been requested to resolve this conflict.  Mr. Nano is seeking $750,000 that he claimed is owed under his contract had he been terminated without cause.

On September 23, 2010 the Company was served notice that John B. Nano, CTTC's former Chairman, President and CEO had filed a Notice of Application for Prejudgment Remedy/Claim of $750,000 and an Application for an Order Pendente Lite for breach of his employment contract with us.  The applications were filed in the State of Connecticut Superior Court in Bridgeport, CT.  In November 2010, the Company funded $750,000 as a Prejudgment Remedy held in escrow with the Company's counsel and has included this amount as restricted cash on the June 30, 2011 and December 31, 2010 balance sheets.  The Company does not believe it is liable to the former Chairman, President and CEO as he was terminated for cause.  However, the case is still proceeding through the arbitration process.  The initial arbitration hearing began in April 2011; additional hearing dates were held in May and June 2011.  In July 2011, each party submitted a summary limited in length of their position.  The American Arbitration Association has advised that the arbitrator is expected to render a decision by August 24, 2011.

Prior to the conclusion of the arbitration hearings, the Company filed suit in Federal Court against the American Arbitration Association.  The Company requested a temporary restraining order to halt the arbitration, which was denied by the court.  The Company also requested a hearing before the judge to review the arbitration proceedings.  The Company's request for a hearing is pending.

Summary – We may be a party to other legal actions and proceedings from time to time.  We are unable to estimate legal expenses or losses we may incur, if any, or possible damages we may recover, and have not recorded any potential judgment losses or proceeds in our financial statements to date.  We record expenses in connection with these suits as incurred.

We believe we carry adequate liability insurance, directors and officers insurance, casualty insurance, for owned or leased tangible assets, and other insurance as needed to cover us against potential and actual claims and lawsuits that occur in the ordinary course of our business.  However, an unfavorable resolution of any or all matters, and/or our incurrence of significant legal fees and other costs to defend or prosecute any of these actions and proceedings may, depending on the amount and timing, have a material adverse effect on our consolidated financial position, results of operations or cash flows in a particular period.